Equity (Details) - Schedule of warrants	6 Months Ended
Dec. 31, 2022 shares
Schedule of Warrants [Abstract]
Balance of warrants outstanding as of December 31, 2022, Number of shares	32,089,918
Balance of warrants outstanding as of December 31, 2022, Weighted average life	5 years